Contributed surplus (Schedule of Contributed Surplus) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 4,317	$ 6,343
Share-based compensation - stock options vested	1,138	1,182
Stock options exercised	95	391
Balance	6,448	4,317
Contributed Surplus [Member]
Balance	6,504	6,375
Share-based compensation - stock options vested	1,138	1,182
Share-based compensation - DSUs vested	290
Share-based compensation - Reclassification of DSUs	955
Stock options exercised	(258)	(1,053)
Warrants expired	62
Balance	$ 8,691	$ 6,504